BUSINESS COMBINATIONS - Qwest Acquisition (Details) - Qwest Air Parts, Inc - USD ($)		7 Months Ended
	Jun. 10, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Consideration for acquiring shares	$ 26,081,000
Revenues from operations since acquisition		$ 10,396,000
Income from operations since acquisition		$ 1,815,000